Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Shareholders' Equity
Dividends declared, per share	$ 0.28	$ 0.26	$ 0.22
Tax benefit of stock-based awards, excess tax benefits	$ 3.6	$ 13.4	$ 3.9